Deferred tax assets and liabilities (Details Textual)	12 Months Ended
Mar. 31, 2019
Disclosure Of Deferred tax assets and liabilities [Abstract]
Description of applicability relating to carry forward of losses based on change in beneficial interest in shares	Sec.79 of the Indian Income Tax Act denies carry forward of losses incurred in earlier years in case of change in the beneficial interest in the shares outstanding by more than 51%. As a result of the private placement of shares during the year ended March 31, 2011, there was a change in the registered shareholders by more than 51%. The above provision is not applicable to companies in which public are substantially interested. Sec. 2(18) of the Indian Income Tax Act, among other things, defines a company listed in a recognized Stock Exchange in India as a Company in which public are substantially Interested. Based on the non-discrimination clause available in the India - United States of America tax treaty, when the capital of the company is wholly or partly owned or controlled, directly or indirectly, by one or more residents of the other Country, the company shall not be subjected to more burdensome position than the similar enterprises of the Contracting Country. Based on the above clause, the Company being listed in US Stock Exchange should not be discriminated for being not listed in India and be treated on par with a Company listed in India. Hence, the Company believes that it is out of the purview of Sec.79 of the Indian Income Tax Act. Further as disclosed in Item 7 of this Annual Report, there has been no change in the beneficial ownership of Shares by more than 51% compared to earlier years and the Board of Directors of the Company have continued to be the same. Hence based on the advice, the Company believes that it can carry forward and set-off the above losses incurred by it in earlier years.